Average Annual Total Returns (Vanguard 500 Index Fund Retail)	Vanguard 500 Index Fund Vanguard 500 Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard 500 Index Fund Vanguard 500 Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard 500 Index Fund Vanguard 500 Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard 500 Index Fund Vanguard 500 Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Standard & Poor's 500 Index Vanguard 500 Index Fund Vanguard 500 Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Standard & Poor's 500 Index Vanguard 500 Index Fund Vanguard 500 Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.51%	13.64%	13.02%	8.01%	13.69%	13.69%
Five Years	15.28%	15.42%	14.88%	12.32%	15.45%	15.45%
Ten Years	7.55%	7.66%	7.20%	6.12%	7.67%	7.67%